Nature of operations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Nature of Operations
Nature of operations

1. Nature of Operations

Passage Bio, Inc. (the Company), a Delaware corporation incorporated in July 2017, is a genetic medicines company focused on advancing transformative therapies for rare monogenic central nervous system diseases. The Company has a strategic research collaboration with the Trustees of the University of Pennsylvania’s (Penn) Gene Therapy Program (GTP) that provides the Company with access to one of the premier research institutions in the world for the discovery and preclinical development of genetic medicine product candidates and exclusive rights to certain rare, monogenic  central nervous system (CNS) indications. Under this collaboration, GTP conducts discovery and investigation new drug enabling preclinical activities and the Company conducts all clinical development, regulatory strategy, and commercialization activities under the agreement. The Company also has a collaboration agreement and a development services and clinical supply agreement with Catalent Maryland, Inc. (Catalent) (formerly Paragon Bioservices, Inc.) for clinical scale manufacturing requirements.

1. Nature of operations

Passage Bio, Inc. (the Company), a Delaware corporation incorporated in July 2017, is a genetic medicines company focused on developing transformative therapies for rare monogenic central nervous system diseases.